Stock Options (Tables)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of weighted-average assumptions

	Three Months Ended May 31, 2024	Nine Months Ended May 31, 2024	Nine Months Ended May 31, 2023
Expected dividend yield		—	—
Expected stock price volatility	332%	332% - 452%	—
Risk-free interest rate	4.60%	4.46% - 4.60%	—
Expected term (in years) (simplified method)	3.00	2.5 – 3.0	—
Exercise price	$0.33	$0.33 – $4.87	—
Weighted-average grant date fair-value	$0.33	$0.43	—

	Years Ended August 31,
	2023	2022
Expected dividend yield	—	—
Expected stock price volatility	—	103.31%
Risk-free interest rate	—	1.16%
Expected term (in years)(simplified method)	—	5.75
Exercise price	—	$6.21
Weighted-average grant date fair-value	—	$4.92

Schedule of stock option activity

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2023	4,207,400	3.04
Grants	1,250,000	0.33
Forfeitures and cancellations	(24,400)	3.54
Outstanding at May 31, 2024	5,433,000	2.41	4.63	12,500
Exercisable at May 31, 2024	4,808,000	2.68	4.60	6,250

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2021	6,740,400	3.97
Grants	140,000	6.21
Forfeitures and cancellations	(119,000)	4.28
Outstanding at August 31, 2022	6,761,400	4.01
Forfeitures and cancellations	(2,554,000)	5.60
Outstanding at August 31, 2023	4,207,400	3.04	3.80	—
Exercisable at August 31, 2023	4,165,700	3.03	3.81	—

Schedule of share-based compensation

	Three Months Ended May 31,		Nine Months Ended May 31,
	2024	2023	2024	2023
Stock compensation expense:
Selling, general and administrative	$279,198	$24,023	$349,843	$118,855
Research and development	705	705	2,115	15,800
Total	$279,903	$24,728	$351,958	$134,655

	Years Ended August 31,
Stock compensation expense:	2023	2022
Selling, general and administrative	$142,877	$939,232
Research and development	16,505	84,930
Total	$159,382	$1,024,162

Schedule of stock options outstanding and exercisable

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)
0.33	1,250,000	4.86	0.33	625,000	4.86	0.33
2.32	153,000	5.36	2.32	153,000	5.36	2.32
2.60	2,500,000	4.69	2.60	2,500,000	4.69	2.60
3.42	50,000	2.39	3.42	50,000	2.39	3.42
3.46	35,000	1.60	3.46	35,000	1.60	3.46
3.54	1,225,000	4.13	3.54	1,225,000	4.13	3.54
4.87	110,000	4.47	4.87	110,000	4.47	4.87
6.21	110,000	7.41	6.21	110,000	7.41	6.21
Total	5,433,000	4.63	2.41	4,808,000	4.60	2.68

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)
2.32	153,000	6.11	2.32	153,000	6.11	2.32
2.60	2,500,000	2.84	2.60	2,500,000	2.84	2.60
3.42	50,000	3.14	3.42	37,500	3.14	3.42
3.46	35,000	2.35	3.46	35,000	2.35	3.46
3.54	1,249,400	5.09	3.54	1,220,200	5.16	3.54
4.87	110,000	4.23	4.87	110,000	4.23	4.87
6.21	110,000	8.16	6.21	110,000	8.16	6.21
Total	4,207,400	3.80	3.04	4,165,700	3.81	3.03